UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

450 Wireless Blvd.,  Hauppauge, NY    11788

(Address of principal executive offices)

(Zip code)

Emile Molineaux, Gemini Fund Services, LLC.

450 Wireless Blvd., Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

1/31

Date of reporting period:1/31/08

Item 1.  Reports to Stockholders.

The Biondo Growth Fund

Annual Report

January 31, 2008

1-800-672-9152

www.thebiondogroup.com

Distributed by Aquarius Fund Distributors, LLC

NASD Member

Dear Fellow Shareholder,

2007 was a solid period of performance for The Biondo Growth Fund.  For the year, the Fund posted a gain of 2.14%, as compared to 0.07% for the Russell 3000 Growth Index and -2.31% for the S&P 500 Index.  The success achieved in 2007 can be attributed to both good stock-picking and to some good fortune – we owned some very high-performing stocks and did a decent job of avoiding many, though not all, of the market’s landmines.

2007 saw quite a dramatic shift from value to growth stocks.  In fact, most of the Russell Value indices were negative for the year, while most of the Russell Growth indices were positive.  Over the prior six years, value had solidly outperformed growth, leaving many investors overly tilted toward value.  This made for a disappointing year for many on Wall Street, and history will likely repeat in 2008 for those that fail to recognize this shift in leadership.

While it is always great to have such a solid year, it is crucial to our long-term success to always be looking forward.  There are some serious concerns to be addressed for 2008.  The economy is slowing and estimates for earnings growth for the market as a whole are being dramatically reduced.  Problems continue to mount in the financial sector and oil prices have soared.   It makes for a clearly challenging period in the near-term. In addition, the presidential election could have quite an impact on equity markets.  We feel that, in its current state, the US economy will at best narrowly avoid recession.  Any policy that threatens a rebound in economic activity – such as higher tax rates – will be perceived as major negatives for stocks as a whole.

Nonetheless, we remain optimistic about growth stocks in 2008.  In our opinion, the shift from value to growth will continue, creating demand for companies that will continue to grow revenue and earnings despite the economic backdrop.  Valuation for such companies remain compelling and, in our view, makes US growth stocks one of the most attractive investments available to investors today.  We believe that in the end, 2008 will be another prosperous year for The Biondo Growth Fund.

Philosophy

We believe that as shareholders of the fund, it is important for you to know how we think, which ultimately determines how we act.  With that in mind, we offer the following as educational insight into our process and the thinking that goes into every decision that we make on behalf of our fellow shareholders.

The portfolio management and research process at Biondo is broken down into the following stages:

•

Idea Generation

•

Company Evaluation

•

Valuation Process

•

Portfolio Construction

•

Portfolio Monitoring

Idea Generation

Clients often ask us where we get investment ideas.  The simplest answer is that ideas are everywhere - they surround all of us on a daily basis.  Most great investors have a genuine curiosity as to how things work and, in particular, how businesses make money.

We are voracious readers.  We read everything from standard investment publications to industry journals as well as many newspapers on a regular basis.

We pay close attention to products and services that surround the lives of our families, friends, and clients.  We observe, listen and ask questions in order to generate ideas for businesses that we can transfer to our company evaluation process.

We attend several research conferences on an annual basis and read daily research from analysts on Wall Street.  We visit companies and find out about suppliers and competitors.

We have employed the use of technology in our process over the past several years. We have a database of every publicly traded company that we can use to screen on quantitative measures – such as earnings growth and return on equity.  This is an extremely important tool in our arsenal, however, unlike many other managers we do not solely rely on this.

Company Evaluation

Our fundamental corporate research is centered on answering three critical questions:

•

Is this a business that we want to be in?

•

Do we like this company’s position within their industry?

•

Are the right people running the business?

While there is obviously a lot that goes into answering these questions, the goal is to find companies that can grow, be very profitable and protect themselves from competitive threats.  It is our fundamental belief that over time, stock prices are driven higher by a company’s ability to grow revenues, profits and shareholder value.

We like to find companies that serve a large addressable market.  Likewise, we like to find companies that have a unique advantage to how they serve that market.  Finally, we are only interested in management that we believe are true stewards of shareholder value.  This is typically accompanied by management that has significant “skin in the game,” preferably in the form of outright stock ownership and not options.

Valuation

A critical question when evaluating an investment is - what is it worth?  In relation to equity investments, the ultimate goal is to buy companies for a lower price than what they are worth.  While this sounds simple, it is actually quite complex.  The current price of any company is the confluence of hundreds and thousands of opinions.  All of these opinions are formed after evaluating what the company’s future will be and discounting that future outlook into today’s price.

It is often joked that many on Wall Street know the price of everything and the value of nothing.  Valuation is the key element to our process.  If we are successful and avoid over-payment, we limit the set of risks inherent to investing in equities.  We will be the first to admit that we are not always right, but the real key is to be right more than you are wrong.  It is also important to recognize and admit when you are wrong and act accordingly by moving along to another opportunity.

Companies that meet our valuation criteria will be bought in the portfolio.  Those that do not will typically get put on our “watch list” and followed closely.  If, or when, any of these companies get to an attractive valuation, they are among the first candidates to be considered as subsequent portfolio additions.

Portfolio Construction

Once we get a company through the first two stages, we then begin to build our portfolio.  It is important to understand that we do this construction company by company.  We are bottom-up in our approach and believe that stock-picking is paramount to an investor’s success.

With that said, emotion must not be part of the investment equation.  Presumably, that is one of the best reasons why you hire professionals to manage your money.  Unfortunately, many professionals are just as emotional as individual investors.  We have therefore created portfolio construction rules so as to not allow ourselves to be undisciplined.

There are two main types of risk associated with equity investments:  market risk and company risk.  In order to address company risk, we want to make sure that we are properly diversified, yet not overly so.  We therefore will typically own at least 30 but never more than 40 securities at any time.  It is our belief that a 30-stock portfolio diversifies away much of the individual company risk and after that number, the benefit of additional stocks becomes minute.  In addition, we limit our exposure at cost, and with appreciation, to any individual company so that the results of the portfolio are not overly impacted by any specific company.

It is important to note that we are more concentrated than many other managers.  We believe that setting up the portfolio in this manner gives us the best chances to outperform our benchmarks, which is the end-game in our business.

Portfolio Monitoring

The majority of our time is spent staying on top of the companies we own or that are on our “watch list.”  This includes monitoring the results of operations, which are updated on a quarterly basis (which is too often, in our opinion).  We monitor trends in industries, talk to industry participants and observers and with company management teams.  The main thing that we are paying attention to is whether or not a company is executing on the long-term strategy.

We understand that to make money over time, one cannot expect to make money all of the time.  Most businesses tend to grow in spurts and to ride out periods of slower growth requires a great deal of patience.  Wall Street will tend to look unfavorably on companies during these times and this usually means price fluctuations.  Many times such swings can be wide.  Making extraordinary gains does not happen overnight, nor does it typically occur in a short period of time.  These types of gains take many years to unfold. While staying on top of what is happening at a particular company is hard work, most often the hardest task that we have is to “do nothing.”  Doing nothing, in this instance, means to hold on and to let the situation develop.  It can mean that stocks go down in price while we wait.  Stocks tend to make big moves in short spurts.  We submit to you that we are not able (nor should we be) to figure out when that will happen.  When we are right, it usually doesn’t matter – if a company grows revenue and profits, the stock will appreciate- it becomes a matter of when and not if.

Thoughts on Our Strategy

Our strategy allows us the freedom to own companies of all sizes.  Thus, the ultimate investment for us is to identify small, relatively unknown companies and to own them over a long period of time as they grow and mature into larger, well-known companies.  The gains to be had from owning companies that evolve through this process are enormous, yet remain elusive to many investors.  The two most common reasons for this are strategy challenges and a lack of patience.

Strategy Challenges

The number of mutual funds and investment strategies has grown tremendously over the past several decades.  Thus, the need arose for both individual and institutional investors to be able to categorize these strategies so as to fairly compare investment managers on an “apples to apples” basis.  The well-respected rating agency for the mutual fund industry, Morningstar, categorizes mutual funds in “style boxes” as follows:

Large Value	Large Core	Large Growth
Mid Value	Mid Core	Mid Growth
Small Value	Small Core	Small Growth

Without getting into too much specific detail so as to not dilute our point, these nine classifications serve as the basis for such a comparison.  Thus, a mutual fund strategy that invests in small-cap growth companies would be classified as small growth – the lower right-hand box in the above grid.  Thus, an investment management firm that launches such a strategy is limiting its investment possibilities to this universe.

As a point of interest, Morningstar classifies The Biondo Growth Fund as a Large Growth Fund.  While this does not surprise us, it may not always reflect what the strategy actually is designed to be.  Most of the time, the majority of our portfolio will be in large growth companies, but we will always also own several small and mid-sized companies.  We disclose this so as to not mislead – if you want to invest in a pure, large-cap growth fund, then our fund may not be suitable.

To our original point – this classification and rating system has the potential to be constraining to a manager.  If, for example, our mandate was to only invest in large growth companies, our universe would shrink from several thousand to a few hundred potential investments.  While this would make our workload much lighter, it would also eliminate our ideal investment – the evolution of a small company into a large company and would, therefore, hamper our potential for long-term outsized returns from an individual company.

Lack of Patience

This is fairly simple – if an investor is not willing to endure the periods described above in our portfolio monitoring commentary, they will rarely enjoy the rewards of long-term stock price appreciation.  We admit that there are great temptations at times to be impatient.  We also know that great companies are difficult to find and so it is of the utmost importance that we exercise our patience.  Over time, relatively few companies grow from very small to very large.  Therefore, we will tend to plant many of these types of seeds but the few that grow will offer bountiful crops.

Conclusion

Taking a longer term perspective helps us to drown out the daily “noise” that we are constantly barraged with in our business.  It is important to remember that we are investors and not traders, thus short-term movements in prices tend to have little or no effect on our thinking.  By focusing on each company’s business model and whether or not management is executing on that plan, we are in a much better position to make critical decisions.

Very truly yours,

Joseph P. Biondo

The fund is advised by Biondo Investment Advisors, LLC and is distributed by Aquarius Fund Distributors, LLC, member FINRA/SIPC.  Investors should consider the investment objectives, risks, charges and expenses of The Biondo Growth Fund carefully before investing.  The prospectus contains this and other important information about the fund and should be read carefully before investing. Call 877 – BIONDOS (246-6367) to receive a full prospectus.

The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Past performance does not guarantee future results. The Fund's investment adviser has contractually agreed to reduce its fees and/or absorb expenses of the fund, at least until May 31, 2008, to ensure that the net annual fund operating expenses (exclusive of any front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, or extraordinary expenses such as litigation) will not exceed 1.50% of the Fund, subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits.  The Board of Trustees (the “Board” or “Trustees”) may terminate this expense reimbursement arrangement at any time.  Please review the Fund's prospectus for more detail on the expense waiver. Results shown reflect the waiver, without which the results could have been lower. A Fund's performance, especially for very short periods of time, should not be the sole factor in making your investment decisions. For performance information current to the most recent month-end, please call toll-free 1-877-BIONDOS (246-6367).

Source:  Zephyr Style Advisor and Market Street Advisors

0197-AFD-2/25/2008

The Biondo Growth Fund

PORTFOLIO REVIEW

January 31, 2008

The Fund’s performance figures* for the period ending January 31, 2008, compared to its benchmarks:

	Six Months	Year Ended January 31, 2008	Inception** – January 31, 2008
The Biondo Growth Fund – Investor Shares	-3.33%	2.14%	4.95%
S&P 500 Total Return Index	-4.32%	-2.31%	5.02%
Russell 3000 Growth Total Return Index	-3.41%	0.07%	4.78%

Comparison of the Change in Value of a $10,000 Investment

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.    The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.   For performance information current to the most recent month-end, please call 1-800-672-9152.

** Inception date is May 3, 2006.

The Fund’s Top Ten Sectors are as follows:

Sectors	% of Net Assets
Healthcare & Healthcare Products	14.1%
Diversified Financial Services	9.9%
Biotechnology	7.9%
Oil & Gas	5.6%
Food & Beverage	5.2%
Lodging	5.2%
Insurance	4.9%
Software	4.4%
Telecommunications	4.4%
Computers	3.8%
Other, Cash & Cash Equivalents	34.6%
100.00%

The Biondo Growth Fund
PORTFOLIO OF INVESTMENTS
January 31, 2008
	Shares		Value
		COMMON STOCKS - 89.1%
		AEROSPACE / DEFENSE - 3.0%
	22,500	Boeing, Co.	$ 1,871,550

		AUTO MANUFACTURERS - 1.9%
	175,000	Ford Motor Co. *	1,162,000

		BANKS - 2.0%
	87,500	UCBH Holdings, Inc.	1,235,500

		BIOTECHNOLOGY - 7.9%
	15,000	Amgen, Inc.* +	698,850
	32,500	Genentech, Inc.*	2,281,175
	25,000	Genzyme Corp.*	1,953,250
			4,933,275

		COMPUTERS - 3.8%
	17,500	Apple, Inc.*	2,368,800

		DIVERSIFIED FINANCIAL SERVICES - 9.9%
	55,000	J.P. Morgan Chase & Co.	2,615,250
	25,000	Morgan Stanley	1,235,750
	30,000	NYSE Euronext	2,359,500
			6,210,500

		ELECTRONICS - 2.3%
	20,000	Garmin Ltd.	1,443,000

		FOOD & BEVERAGE - 5.3%
	25,000	PepsiCo, Inc.	1,704,750
	40,000	Whole Foods Market, Inc.	1,577,600
			3,282,350

		HEALTHCARE & HEALTHCARE PRODUCTS - 14.1%
	37,500	Accuray, Inc. *	357,000
	19,500	Intuitive Surgical, Inc.* +	4,953,000
	40,000	Medtronic, Inc.	1,862,800
	25,000	Stryker Corp.	1,674,250
			8,847,050

	See accompanying notes to financial statements.

The Biondo Growth Fund
PORTFOLIO OF INVESTMENTS (Continued)
January 31, 2008
	Shares		Value
		INSURANCE - 4.9%
	350	Berkshire Hathaway, Inc. Class B*	$ 1,592,500
	17,500	Prudential Financial, Inc.	1,476,475
			3,068,975

		INTERNET - 1.8%
	2,000	Google, Inc. *	1,128,600

		LODGING - 5.2%
	17,500	Las Vegas Sands Corp. *	1,534,225
	15,000	Wynn Resorts, Ltd.	1,724,700
			3,258,925

		MACHINERY - CONSTRUCTION & MINING - 1.9%
	12,500	Bucyrus International, Inc.	1,158,875

		MEDIA - 2.4%
	85,000	Comcast Corp., Special Class A*	1,529,150

		MISCELLANEOUS MANUFACTURING - 2.3%
	30,000	Ceradyne, Inc.*	1,444,500

		OIL & GAS - 5.6%
	57,500	Dresser-Rand Group, Inc.*	1,822,750
	22,500	Schlumberger, Ltd.	1,697,850
			3,520,600

		PHARMACEUTICALS - 3.7%
	62,500	Cubist Pharmaceuticals, Inc. *	1,061,875
	15,000	United Therapeutics Corp. *	1,259,700
			2,321,575

		SEMI-CONDUCTORS - 2.3%
	20,000	MEMC Electronic Materials, Inc. *	1,429,200

		SOFTWARE - 4.4%
	85,000	Microsoft Corp.	2,771,000

	See accompanying notes to financial statements.

The Biondo Growth Fund
PORTFOLIO OF INVESTMENTS (Continued)
January 31, 2008
	Shares		Value
		TELECOMMUNICATIONS - 4.4%
	65,000	Qualcomm, Inc.	$ 2,757,300

		TOTAL COMMON STOCKS (Cost $54,094,314)	55,742,725

		SHORT-TERM INVESTMENTS - 11.3%
	7,073,069	Milestone Treasury Obligation Portfolio - Institutional Class, 2.33%, 2/1/08**
		(Cost $7,073,069)	7,073,069

		TOTAL INVESTMENTS - 100.4% (Cost $61,167,383) (a)	$ 62,815,794
		LIABILITIES IN EXCESS OF OTHER ASSETS - (0.4)%	(268,677)
		NET ASSETS - 100.0%	$ 62,547,117

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $61,167,383 and differs from market value by
	net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation $ 6,278,924
	Unrealized depreciation (4,630,513)
	Net unrealized appreciation $ 1,648,411

*	Non-Income producing security.
**	Money market fund; interest rate reflects seven-day effective yield on January 31, 2008.
+	Subject to call option written
Schedule of Options Written
January 31, 2008

	Number of
	Contracts***	Security, Expiration Date, Exercise Price	Value
	150	Amgen, Inc., Feb 08, Call @ $45	$ 31,500
	25	Intuitive Surgical, Inc., March 08, Call @ $250	72,250
	25	Intuitive Surgical, Inc., March 08, Call @ $260	62,500
	20	Intuitive Surgical, Inc., April 08, Call @ $330	13,000
	100	J. P. Morgan Chase & Co., Jan 09, Put @ $45	52,600
	100	J. P. Morgan Chase & Co., Jan 09, Put @ $50	74,000
		TOTAL OPTIONS WRITTEN
		(Premiums received $406,549)	$ 305,850

***	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

	See accompanying notes to financial statements.

The Biondo Growth Fund
STATEMENT OF ASSETS AND LIABILITIES
January 31, 2008

ASSETS
Investment securities:
At cost	$ 61,167,383
At value	$ 62,815,794
Receivable for securities sold	119,848
Dividends and interest receivable	20,469
Receivable for Fund shares sold	3,041
Prepaid expenses and other assets	10,177
TOTAL ASSETS	62,969,329

LIABILITIES
Options written, at value (premiums received $406,549)	305,850
Fund shares repurchased	5
Investment advisory fees payable	45,863
Distribution (12b-1) fees payable	13,383
Administration fees payable	8,359
Transfer agent fees payable	5,717
Fund accounting fees payable	4,192
Custody fees payable	4,015
Compliance officer fees payable	2,687
Accrued expenses and other liabilities	32,141
TOTAL LIABILITIES	422,212
NET ASSETS	$ 62,547,117

Net Assets Consist Of:
Paid in capital [$0 par value, unlimited shares authorized]	$ 61,506,562
Distributions in excess of net investment loss	(8,833)
Accumulated net realized loss from security transactions	(699,722)
Net unrealized appreciation of investments and written options	1,749,110
NET ASSETS	$ 62,547,117

Shares of beneficial interest outstanding - Investor Class	5,891,036

Net asset value, offering price and redemption price per share (a)	$ 10.62

(a) Redemptions made within 30 days of purchase may be assessed a redemption fee of 2.00%.

See accompanying notes to financial statements.

The Biondo Growth Fund
STATEMENT OF OPERATIONS
For the Year Ended January 31, 2008

INVESTMENT INCOME
Interest	$ 189,160
Dividends	503,740
TOTAL INVESTMENT INCOME	692,900

EXPENSES
Investment advisory fees	556,599
Distribution (12b-1) fees	139,150
Administrative services fees	57,648
Professional fees	28,278
Accounting services fees	23,219
Transfer agent fees	21,520
Printing and postage expenses	17,244
Compliance officer fees	14,758
Registration fees	14,616
Custodian fees	8,954
Insurance expense	7,643
Trustees' fees and expenses	5,058
Other expenses	8,227
TOTAL EXPENSES	902,914

Fees waived by the Advisor	(67,082)

NET EXPENSES	835,832
NET INVESTMENT LOSS	(142,932)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain from security transactions	584,224
Net realized gain from options written	55,421
Net change in unrealized depreciation of investments	(628,701)
Net change in unrealized appreciation on options written	100,699
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	111,643

NET DECREASE IN NET ASSETS FROM OPERATIONS	$ (31,289)

See accompanying notes to financial statements.

The Biondo Growth Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Period Ended
	January 31,	January 31,
	2008	2007 (a)
FROM OPERATIONS
Net investment income (loss)	$ (142,932)	$ 153,146
Net realized gain from security transactions	584,224	59,973
Net realized gain from options written	55,421	-
Net change in unrealized appreciation (depreciation) of investments	(628,701)	2,277,112
Net change in unrealized appreciation of options written	100,699	-
Net increase (decrease) in net assets resulting from operations	(31,289)	2,490,231

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains	(1,288,187)	-
From net investment income	-	(177,629)
Net decrease in net assets from distributions to shareholders	(1,288,187)	(177,629)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	21,649,528	45,623,058
Net asset value of shares issued in
reinvestment of distributions to shareholders	1,288,121	177,629
Payments for shares redeemed	(4,849,286)	(2,341,563)
Redemption fee proceeds	279	6,225
Net increase in net assets from shares of beneficial interest	18,088,642	43,465,349

TOTAL INCREASE IN NET ASSETS	16,769,166	45,777,951

NET ASSETS
Beginning of Year	45,777,951	-
End of Year*	$ 62,547,117	$ 45,777,951
* Includes accumulated net investment loss of:	$ (8,833)	$ (14,250)

SHARE ACTIVITY - INVESTOR CLASS
Shares Sold	1,895,897	4,521,822
Shares Reinvested	110,783	16,982
Shares Redeemed	(428,764)	(225,684)
Net increase in shares of beneficial interest outstanding	1,577,916	4,313,120

(a) The Biondo Growth Fund commenced operations May 3, 2006.

See accompanying notes to financial statements.

The Biondo Growth Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout The Year

	Year		Period
	Ended		Ended
	January 31,		January 31,
Investor Class	2008		2007 (1)
Net asset value,
beginning of year	$ 10.61		$ 10.00

Activity from investment operations:
Net investment income (loss)	(0.02)		0.04
Net realized and unrealized
gain on investments	0.27		0.61
Total from investment operations	0.25		0.65

Paid-in-Capital from
Redemption Fees	0.00	(4)	0.00	(4)

Less distributions from:
Net investment income	-		(0.04)
Net realized gains	(0.24)		-
Total distributions	(0.24)		(0.04)

Net asset value, end of year	$ 10.62		$ 10.61

Total return (2)	2.14%		6.53%	(6)

Net assets, end of year (000s)	$ 62,547		$ 45,778

Ratio of gross expenses to average
net assets (3)	1.62%		1.90%	(5)
Ratio of net expenses to average
net assets	1.50%		1.50%	(5)
Ratio of net investment income (loss)
to average net assets	(0.26)%		0.63%	(5)

Portfolio Turnover Rate	49%		8%	(6)

(1) The Biondo Growth Fund commenced operations on May 3, 2006.
(2) Total returns shown exclude the effect of applicable redemption fees.
(3) Represents the ratio of expenses to average net assets absent fee waivers by the Advisor.
(4) Amount represents less than $0.01 per share.
(5) Annualized.
(6) Not annualized.

See accompanying notes to financial statements.

The Biondo Growth Fund

NOTES TO FINANCIAL STATEMENTS

January 31, 2008

1.

ORGANIZATION

The Biondo Growth Fund (the “Fund”) is a non-diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.   The Fund currently offers the Investor Class shares.  The Fund seeks capital appreciation, which it pursues by investing primarily in equity securities of companies that are believed by the Fund’s investment advisor to have above-average future growth potential relative to their peers.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day as of which such value is being determined and securities listed on NASDAQ are valued at the NASDAQ Official Closing Price. If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, securities will be valued at their fair market value as determined in good faith and evaluated as to the reliability of the fair value method used by the Fund’s Board of Trustees (the “Board”) on a quarterly basis, in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).   The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.   Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

In September of 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Statement No. 157, “Fair Value Measurement” (“SFAS 157”), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements.  SFAS 157 is effective for

The Biondo Growth Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

January 31, 2008

fiscal years beginning after November 15, 2007, and interim periods within those fiscal years.  The Fund, believes the adoption of SFAS 157 will have no material impact on its financial statements.   However additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

Security transactions and related income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and distributions to shareholders – Dividends from net investment income, if any, are declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal income tax – It is the Fund’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

On July 13, 2006, FASB released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes’ (“FIN 48”).  FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements.  FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority.  Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year.  The adoption of FIN 48 had no impact on the financial statements of the Fund.

The Biondo Growth Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

January 31, 2008

Options Transactions – The Fund may write call options only if it (i) owns an offsetting position in the underlying security or (ii) has an absolute or immediate right to acquire that security without additional cash consideration or exchange of other securities held in its portfolio.

When the Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability.  The amount of the liability is subsequently marked-to-market to reflect the current market value of the option.  If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized.  If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received.  As writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may purchase put and call options.  Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio.  If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit.  The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund.  In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs.  Written and purchased options are non-income producing securities.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

The Biondo Growth Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

January 31, 2008

3.  OPTION CONTRACTS WRITTEN

The number of option contracts written and the premiums received by the Fund during the year ended January 31, 2008, were as follows:

	Number of Contracts	Premiums Received
Options outstanding, beginning of year	-	$ -
Options written	1,755	995,381
Options exercised	(480)	(79,336)
Options expired	(80)	(20,459)
Options closed	(775)	(489,037)
Options outstanding, end of year	420	$ 406,549

4.

INVESTMENT TRANSACTIONS

For the year ended January 31, 2008, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, amounted to $37,398,569 and $25,317,680, respectively.

5. INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH AFFILIATES

The business activities of the Fund are supervised under the direction of the Board, which is responsible for the overall management of the Fund. Biondo Investment Advisors, LLC serves as the Fund’s Investment Advisor (the “Advisor”). The Fund has employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. A Trustee and certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Pursuant to an Advisory Agreement with the Fund, the Advisor, under the supervision of the Board, oversees the daily operations of the Fund and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of the Fund’s average daily net assets.

The Biondo Growth Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

January 31, 2008

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed, at least until May 31, 2008, to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Fund (excluding taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, or extraordinary expenses, such as litigation, not incurred in the ordinary course of the Fund’s business) do not exceed 1.50% per annum of the Fund’s average daily net assets for the Investor Class shares.

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Fund's Operating Expenses attributable to the Investor Class shares are subsequently less than 1.50% of average daily net assets, the Advisor shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund's expenses to exceed 1.50% of average daily net assets. If Fund Operating Expenses attributable to the Investor Class shares subsequently exceed 1.50% per annum of the average daily net assets, the reimbursements shall be suspended. The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time.   As of January 31, 2008, the Advisor has $67,082 of waived expenses that may be recovered no later than January 31, 2011 and $97,316 of waived expenses that may be recovered no later then January 31, 2010.

The Board has adopted a Distribution Plan and Agreement (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 0.25% of the average daily net assets attributable to the Investor Class shares and is paid to Aquarius Fund Distributors, LLC (the “Distributor”), to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts, not otherwise required to be provided by the Advisor.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s Investor Class shares.   The Distributor is an affiliate GFS.

The Fund pays each Trustee who is not affiliated with the Trust or Adviser a per meeting fee of $150. The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees. None of the executive officers receive compensation from the Trust.

The Biondo Growth Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

January 31, 2008

Pursuant to separate servicing agreements, GFS is compensated for providing administration, fund accounting, transfer agency and custody administration services to the Fund as follows:

Administration.  The Fund pays GFS an asset-based fee in decreasing amounts as Fund assets reach certain breakpoints. The Fund is subject to a minimum annual fee. The Fund also pays GFS for any out-of-pocket expenses.   Fees are billed monthly as follows:

The greater of:

A minimum annual fee of $40,000 per annum or

-

10 basis points or 0.10% per annum on the first $100 million in net assets

-

8 basis points or 0.08% per annum on the next $150 million in net assets

-

6 basis points or 0.06% per annum on net assets greater than $250 million

Fund Accounting.  Total charges for Fund Accounting services include asset-based fees and out-of-pocket expenses. Fees are calculated based upon the average net assets of the Fund for the previous month. The Fund pays GFS a base annual fee of $22,200 plus a basis point fee in decreasing amounts as Fund assets reach certain breakpoints, as follows:

-

2 basis points or 0.02% on net assets of $25 million to $100 million

-

1 basis point or 0.01% on net assets greater than $100 million

Transfer Agency.  For the services rendered by GFS in its capacity as transfer agent, the Fund pays GFS transfer agent fees, out-of-pocket expenses, activity charges, and special report charges.   The fees are billed monthly as follows:

-

The greater of the annual minimum or per account charges.   The annual minimum is $15,000 and the per account charge is $14.00 for open accounts and $2.00 for closed accounts.

Custody Administration. Pursuant to the terms of the Fund’s Custody Agreement with Bank of New York (the “Custody Agreement”), the Fund pays an asset-based custody fee in decreasing amounts as Fund assets reach certain breakpoints. The Fund also pays certain transaction fees and out-of-pocket expenses pursuant to the Custody Agreement. GFS receives a portion of these fees for performing certain custody administration services.   GFS’s share of such fees collected for the year ended January 31, 2008 was $3,098.  The Custody fees listed in the Statement of Operations include the fees paid to GFS as Custody Administrator.

The Biondo Growth Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

January 31, 2008

In addition, certain affiliates of GFS provide ancillary services to the Fund(s) as follows:

Fund Compliance Services, LLC (“FCS”), an affiliate of GFS, provides a Chief Compliance Officer (“CCO”) to the Trust, as well as related compliance services, pursuant to a consulting agreement between FCS and the Trust. Under the terms of such agreement, FCS receives from the Fund an annual fee of $10,000, payable quarterly, and is reimbursed for out-of-pocket expenses.  For the year ended January 31, 2008, the Fund incurred expenses of $14,758 for compliance services pursuant to the Trust’s Agreement with FCS.

GemCom, LLC (“GemCom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis.  For EDGAR services, GemCom charges a per-page conversion fee and a flat filing fee.   For the year ended January 31, 2008, GemCom collected amounts totaling $3,940 for EDGAR and printing services performed.

6.

REDEMPTION FEES

The Fund may assess a short-term redemption fee of 2.00% of the total redemption amount if shareholders sell their shares after holding them for less than 30 days. The redemption fee is paid directly to the Fund.  For the year ended January 31, 2008, the Fund assessed $279 in redemption fees.

The Biondo Growth Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

January 31, 2008

7. DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions for the following periods was as follows:

As of January 31, 2008, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Permanent book and tax differences, which are due to different book and tax treatments of short-term capital gains and distributions in excess of capital gains, resulted in reclassification for the period ended January 31, 2008 as follows: a decrease in paid in capital of $47,429, a increase in accumulated net realized losses of $100,920 and a decrease in distributions in excess of net investment income of $148,349.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Northern Lights Fund Trust

and the Shareholders of The Biondo Growth Fund

We have audited the accompanying statement of assets and liabilities of The Biondo Growth Fund, a series of shares of beneficial interest of the Northern Lights Fund Trust, including the portfolio of investments, as of January 31, 2008, the related statement of operations for the year then ended, and the statement of changes in net assets and the financial highlights for the year then ended and the period May 3, 2006 (commencement of operations) through January 31, 2007.  These financial statements and financial highlights are the responsibility of the Fund’s management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of January 31, 2008 by correspondence with the custodian.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Biondo Growth Fund as of January 31, 2008, the results of its operations for the year then ended, and the changes in its net assets and its financial highlights for the year then ended and the period May 3, 2006 through January 31, 2007 in conformity with accounting principles generally accepted in the United States of America.

..

BRIGGS, BUNTING & DOUGHERTY, LLP

Philadelphia, Pennsylvania

March 31, 2008

The Biondo Growth Fund

EXPENSE EXAMPLES

January 31, 2008 (Unaudited)

As a shareholder of the Biondo Growth Fund, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in The Biondo Growth Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2007 through January 31, 2008.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on The Biondo Growth Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Investor Class	Beginning Account Value 8/1/07	Ending Account Value 1/31/08	Expenses Paid During Period 8/1/07 – 1/31/08	Expense Ratio During Period ** 8/1/07- 1/31/08
Actual	$1,000.00	$966.73	$7.44*	1.50%

	Beginning Account Value 8/1/07	Ending Account Value 1/31/08	Expenses Paid During Period 8/1/07 – 1/31/08	Expense Ratio During Period ** 8/1/07 – 1/31/08
Hypothetical (5% return before expenses)	$1,000.00	$1,017.63	$7.64*	1.50%

*Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (365).

**Annualized.

The Biondo Growth Fund

SUPPLEMENTAL INFORMATION

January 31, 2008 (Unaudited)

This chart provides information about the Trustees and Officers who oversee the Fund.  Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.  The term of office of each Trustee listed below began during the year 2005 and will continue indefinitely. Unless otherwise noted, the address of each Trustee and Officer is 4020 South 147th Street, Suite 2, Omaha, Nebraska 68137.

Independent Trustees
Name, Age Address Position held with the Fund Principal Occupations and Other Directorships During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee*
L. Merrill Bryan** (Age: 62) Trustee Retired. Formerly, Senior Vice President and Chief Information Officer of Union Pacific Corp. Other Directorships: AdvisorOne Funds; Northern Lights Variable Trust.	27

Anthony J. Hertl (Age: 57)

Trustee

Consultant to small and emerging businesses since 2000; Retired in 2000 as Vice President of Finance and Administration of Marymount College, Tarrytown, New York where he served in this capacity for four years. Prior thereto, he spent thirteen years at Prudential Securities in various management capacities including Chief Financial Officer – Specialty Finance Group, Director of Global Taxation and Capital Markets Controller. Mr. Hertl is also a Certified Public Accountant.

Other Directorships: AdvisorOne Funds; Satuit Capital Management Trust; Northern Lights Variable Trust.

27
Gary Lanzen (Age: 53) Trustee Chief Investment Officer (2006-present), formerly President, Orizon Investment Counsel, LLC; Partner, Orizon Group, Inc. Other Directorships: AdvisorOne Funds; Northern Lights Variable Trust.	27
Mark Taylor (Age: 43) Trustee Professor (John P. Begley Endowed Chair in Accounting ), Creighton University since 2002. Other Directorships: Lifetime Achievement Fund (Audit Committee Chairman).	27
Interested Trustees and Officers
Michael Miola*** (Age: 54) Trustee Chief Executive Officer and Manager of Gemini Fund Services, LLC; Co-Owner and Co-Managing Member of NorthStar Financial Services Group, LLC; Manager of Orion Advisor Services, LLC, CLS Investment Firm, LLC, GemCom, LLC, Fund Compliance Services, LLC and Gemini Hedge Fund Services, LLC; Director of Constellation Trust Company; Private Investor & Businessman; Founder and President of American Data Services, Inc. (1983-2001). Other Directorships: AdvisorOne Funds; Northern Lights Variable Trust.	27

The Biondo Growth Fund

SUPPLEMENTAL INFORMATION (Continued)

January 31, 2008 (Unaudited)

Interested Trustees and Officers (continued)
Name, Age Address Position held with the Fund Principal Occupations and Other Directorships During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee*

Andrew Rogers (Age: 38)

450 Wireless Blvd.; Hauppauge, NY  11788

President since June 2006

President and Manager, Gemini Fund Services, LLC (since 3/2006); formerly Senior Vice President and Director of Administration (2001-2005); Manager, Fund Compliance Services, LLC.(since 3/2006); Manager (since 3/2006) and President (since 2004), GemCom LLC; Vice President, JP Morgan Chase & Co. (1998-2001)

N/A

Lynn Bowley (Age: 48)

4020 So. 147th Street, Omaha, NE  68137

Chief Compliance Officer since June 2007

Compliance Officer of Fund Compliance Services, LLC (01/07-present); Vice President of Investment Support Services for Mutual of Omaha Cos. (2002-2006); First Vice President of Variable L&A Product Accounting and Reporting for Mutual of Omaha Cos. (1998-2002)

N/A

Emile R. Molineaux (Age: 45)

450 Wireless Blvd.; Hauppauge, NY  11788

Secretary since 2005

General Counsel, CCO and Sr. Vice President, Gemini Fund Services, LLC; Vice President, Fund Compliance Services, LLC  (2003 – Present); In-house Counsel, The Dreyfus Funds (1999-2003)

N/A

Kevin E. Wolf (Age: 38)

450 Wireless Blvd.; Hauppauge, NY  11788

Treasurer since June 2006

Director of Fund Administration, Gemini Fund Services, LLC (2006-Present); Vice President, Fund Administration, Gemini Fund Services, LLC (2004-2006); Vice-President, GemCom, LLC (2004-Present); Senior Fund Administrator, Gemini Fund Services, LLC (2001-2004).

N/A

*The Trust is comprised of numerous portfolios managed by unaffiliated investment advisors.  The term “Fund Complex” refers to the Northern Lights Fund Trust and Northern Lights Variable Trust.  The Fund does not hold itself out as related to any other series within the Trust for investment purposes, nor do they share the same investment advisor with any other series.

**From December 2006 through April 2007, L. Merrill Bryan, a non-interested trustee of the Trust, invested $143,080 in a limited liability company (“LLC”).  This investment is required to be disclosed because one of the other members of the LLC is under common control with the Funds’ distributor.  As of May 2007, Mr. Bryan is no longer a member of the LLC.

***Michael Miola is an "interested person" of the Trust as that term is defined under the 1940 Act, because of his affiliation with  Gemini Fund Services, LLC, (the Trust’s Administrator, Fund Accountant, Transfer Agent) and Aquarius Fund Distributors, LLC (the Trust’s Distributor).

The Fund’s Statement of Additional Information includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-800-672-9152.

The Biondo Growth Fund

SUPPLEMENTAL INFORMATION (Continued)

January 31, 2008 (Unaudited)

FACTORS CONSIDERED BY INDEPENDENT TRUSTEES APPROVING THE ADVISORY AGREEMENT

In connection with a regular Board meeting held on December 17, 2007 (the “Meeting”), the Board, including a majority of the Trustees who are not interested persons of the Trust or interested persons to the investment advisory agreement (the “Independent Trustees”), discussed the re-approval of an investment advisory agreement (the “Agreement”) between Biondo Investment Advisors, LLC (the “Adviser”) and the Trust, on behalf of the Biondo Growth Fund (the “Fund”).  In considering the Agreement, the Board received materials specifically relating to the Agreement from the Adviser, including information on the investment performance of the Fund since inception.  The Trustees also discussed the comparison of management fees and total expense data.  In addition, the Trustees reviewed the disclosures made in the Fund’s prospectus and SAI regarding its investment objective and principal investment strategies.

In its consideration of the re-approval of the Agreement for Biondo, the Board, including the Independent Trustees, did not identify any single factor as controlling.  Matters considered by the Board, including the Independent Trustees, in connection with its re-approval of the Agreement included the following:

Nature, Extent and Quality of Services.  The Trustees discussed the extent of BIA’s research capabilities, the quality of its compliance infrastructure and the experience of its fund management personnel.  The Trustees concluded that the Adviser has the ability to provide a level of service consistent with the Board's expectations.

Performance.  The Board, including the Independent Trustees, considered the nature and extent of BIA’s past performance, as well as other factors relating to its track record.  The Board concluded that the Adviser’s past performance was acceptable.

Fees and Expenses.  The Board noted that BIA charges a 1.00% annual advisory fee based on the average net assets of Biondo.  The Trustees then discussed the active management strategy of the Fund and the overall duties of the Adviser.  The Board, including the Independent Trustees, next considered the expense ratio for the Fund, and expense ratios of a peer group of funds.  The Board reviewed the contractual arrangements for the Fund, which stated that BIA had agreed to reduce its fees and/or absorb expenses of Biondo, at least until May 31, 2009, to ensure that Net Annual Fund Operating Expenses will not exceed 2.25% for Shareholder Class shares and 1.50% for Investor Class shares and found such arrangements to be beneficial to the shareholders of the Fund.  The Board reviewed BIA’s financial statements and concluded that the Adviser is sufficiently well capitalized to meet its obligations to the Fund.  The Trustees concluded that Biondo’s advisory fees and expense ratio were acceptable in light of the quality of the services the Fund currently receives from the Adviser, and the level of fees paid by funds in the peer group.

Economies of Scale. The Board, including the Independent Trustees, considered whether there will be economies of scale in respect of the management of the Fund and whether there is potential for realization of any further economies of scale.  After discussion, it was the consensus of the Board that, based on the current size of the Fund, economies of scale was not a relevant consideration.

Profitability.  The Board, including the Independent Trustees, considered the profits realized by the Adviser in connection with the operation of the Fund and whether the amount of profit is a fair entrepreneurial profit for the management of the Fund.  It also considered the profits realized by the Adviser from other activities related to the Fund.  The Trustees concluded that because of the Fund’s expense limitation agreement and the current asset levels, they were satisfied that the Adviser’s level of profitability from its relationship to the Fund is not excessive.

 Conclusion.  Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Agreement, and as assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that the advisory fee structure is fair and reasonable and that re-approval of the Agreement is in the best interests of the Trust and the Fund’s shareholders, and unanimously re-approved the Agreement.

TAX INFORMATION

January 31, 2008 (Unaudited)

Individual shareholders are eligible for reduced tax rates on qualified dividend income.   For purposes of computing this exclusion, 27.36% of the dividends paid by the fund from ordinary income earned during the fiscal year represent qualifying dividends.   In addition, the Fund distributed $426,730 in Long-Term Capital Gains during the fiscal period reported here.

Dividends and distributions received by retirement plans such as IRA’s, Keough-type plans and 403(b) plans need not be reported as taxable income.   However, many retirement plan trusts may need this information for their annual information reporting.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-800-672-9152 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-800-672-9152.

INVESTMENT ADVISOR

Biondo Investment Advisors, LLC

544 Routes 6 & 209, PO Box 909

Milford, Pennsylvania 18337

ADMINISTRATOR

Gemini Fund Services, LLC

450 Wireless Blvd.

Hauppauge, New York 11788

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)

Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)

Compliance with applicable governmental laws, rules, and regulations;

(4)

The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)

Accountability for adherence to the code.

(c)

Amendments:  During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)

Waivers:  During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e)         The Code of Ethics is not posted on Registrant’ website.

(f)          A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a)(1)ii

The board of directors of the fund has determined that the fund does not have an audit committee financial expert serving on its audit committee.

(a)(2) Not applicable.

(a)(3)   In this regard, no member of the audit committee was identified as having all of the required technical attributes identified in instruction 2 (b) to item 3 of Form N-CSR to qualify as an “audit committee financial expert,” whether through the type of specialized education or experience required by that instruction.   At this time, the board believes the experience provided by each member of the audit committee collectively offers the fund adequate oversight by its audit committee given the fund’s level of financial complexity.   The board will from time to time reexamine such belief.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

2008 - $ 13,000

2007 - $ 13,000

(b)

Audit-Related Fees

2008 - None

2007 - None

(c)

Tax Fees

2008 – $ 2,000

2007 – $ 2,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)

All Other Fees

2008 - None

2007 - None

 (e)

(1)

Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant.  The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant.  Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)

Percentages of Services Approved by the Audit Committee

2008

2007

Audit-Related Fees:

0.00%

0.00%

Tax Fees:

0.00%

0.00%

All Other Fees:

0.00%

0.00%

(f)

During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2008 - $ 2,000

2007 - $ 2,000

(h)

The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Code of Ethics herewith.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

4/8/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

        Andrew B. Rogers, President

Date

4/8/08

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

4/8/08